Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 16 – Commitments and Contingencies

Lease Commitments

There is no minimum lease payment commitments under these operating leases as of December 31, 2025.

Contingencies

As of December 31, 2025 and 2024, the Company had no outstanding lawsuits or claims.